REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
REVENUE
Schedule of categories of the Group's revenue

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Related parties:
—EPC services solar energy system sales
Sales of permits	4,119	525	—

—Other sales
-O&M services	331	263	286
-Sales of solar modules	—	—	—

	331	263	286

Subtotal	4,450	788	286

Non-related parties
—Electricity sales income	35,479	53,658	53,614

—EPC services solar energy system sales
-Provision of Pipeline plus EPC services
Sales of permits	434	—	—
Provision of construction services	827	4,954	285
- BT	4,012	4,232	—

	5,273	9,186	285
—Other sales
-O&M services	1,835	2,290	2,548
-Sales of solar modules	118	3	—

	1,953	2,293	2,548

Subtotal	42,705	65,137	56,447

Total	47,155	65,925	56,733